UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  December 31, 2005

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          February 13, 2005


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        42
FORM 13F INFORMATION VALUE TOTAL:              $355538

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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
FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1788     45353   Sole		     45353
Amgen Inc.      Common  031162100    447      5672   Sole                     5672
Anheuser Busch  Common  035229103    341      7943   Sole                     7943
Automatic Data 	Common	053015103   4659    101501   Sole                   101501
Berkshire Hath	Common	084670108  69817       788   Sole                      788
Berkshire Hath	Common	084670207   9247      3150   Sole                     3150
Buckeye PartnersL.P.    118230101    277      6550   Sole                     6550
Chevron Texaco  Common	166764100    833     14666   Sole                    14666
Cisco Systems	Common	17275R102   4112    240206   Sole                   240206
Coca-Cola Co.	Common	191216100  11457    284233   Sole                   284233
Costco WholesaleCommon	22160K105    235      4750   Sole		      4750
Emerson Elec.	Common	291011104    493      6605   Sole                     6605
ExxonMobil	Common	30231G102   4875     86783   Sole                    86783
First Data      Common	319963104  25557    594221   Sole                   594221
General ElectricCommon	369604103  11040    314990   Sole                   314990
Hewlett Packard	Common	428236103   1299     45370   Sole                    45370
H.J. Heinz Co.	Common	423074103   1045     30988   Sole		     30988
IBM		Common	459200101   1194     14526   Sole                    14526
Intel Corp.	Common	458140100   7109    284823   Sole                   284823
Johnson & JohnsoCommon	478160104  24279    403979   Sole                   403979
Lincoln Natl.   Common  534187109    202      3800   Sole                     3800
Linear TechnologCommon	535678106  24077    667511   Sole		    667511
Medtronic	Common	585055106  15842    275176   Sole                   275176
Mellon FinancialCommon	58551A108    448     13086   Sole                    13086
Microsoft	Common	594918104  24428    934144   Sole                   934144
3M Company 	Common	604059105   1757     22668   Sole                    22668
Moody's Corp.	Common	615369105  36673    597083   Sole		    597083
National City 	Common	635405103   1468     43740   Sole                    43740
Old REpublic IntCommon	680223104    236      9000   Sole                     9000
Paychex Inc     Common  704326107    488     12812   Sole                    12812
PepsiCo		Common	713448108   1694     28672   Sole                    28672
Pfizer Inc.	Common	717081103   2200     94350   Sole                    94350
Procter & GambleCommon	742718109  28925    499738   Sole                   499738
Royal Dutch ShelCommon  780259206    260      4225   Sole                     4225
Teppco Partners L.P.	872384102    265      7600   Sole                     7600
Valspar Corp.	Common	920355104    301     12200   Sole                    12200
Walgreen Co.	Common	931422109  24045    543260   Sole                   543260
Wal-mart Stores Common  931142103    521     11141   Sole                    11141
Walt Disney Co.	Common	254687106    518     21606   Sole                    21606
Wells Fargo     Common  949746101    251      4000   Sole                     4000
Wm. Wrigley Jr. Common	982526105  10107    152005   Sole                   152005
Wyeth           Common  983024100    728     15808   Sole                    15808